8. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of continuity of finder's options

The continuity of finder’s options for the year ended December 31, 2023 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
August 28, 2023	$0.075	412,500	-	-	(412,500)	-
Outstanding		412,500	-	-	(412,500)	-
Weighted average exercise price		$0.075	$Nil	$Nil	$0.075	$Nil